Shareholder Report, Holdings (Details) - C000269241	May 31, 2026
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	28.90%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.90%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Financials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Energy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%